Trade Accounts Receivable, Net - Schedule of Changes in Reported CECLA (Detail) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Receivables [Abstract]
CECLA as at December 31, 2020	$ (16)
Current-period adjustment to CECLA	(3)
CECLA as at December 31, 2021	$ (19)